As filed with the Securities and Exchange Commission on November 25, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21675)

WY Funds
(Exact name of registrant as specified in charter)

5502 North Nebraska Avenue, Tampa, FL  33614
(Address of principal executive offices) (Zip code)

Mitch York
5502 North Nebraska Avenue, Tampa, FL  33614
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2008

Date of reporting period:  09/30/2008

Item 1. Schedule of Investments.

The CORE Fund
Schedule of Investments
September 30, 2008 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 5.29%
Pennsylvania - 5.29%
Pennsylvania State Higher Education Assistance Agency
3.124%, 06/01/2047 (b)(f)	5,000,000	$5,000,000
Pennsylvania State Higher Education Assistance Agency
2.417%, 05/01/2046 (b)(f)	5,000,000	5,000,000
TOTAL MUNINCIPAL BONDS (Cost $10,000,000)		10,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 94.39%
FFCB - 9.22%
4.125%, 04/22/2013	3,000,000	2,970,483
4.50%, 04/07/2014	4,000,000	3,947,544
4.70%, 04/28/2015	1,500,000	1,471,480
5.00%, 04/08/2016	3,000,000	2,981,664
5.50%, 05/29/2014	3,000,000	3,032,457
5.55%, 01/29/2014	3,000,000	3,022,479
		17,426,107

FHLB - 22.41%
4.80%, 02/12/2018	1,500,000	1,455,373
4.80%, 02/22/2018	1,500,000	1,456,939
4.90%, 06/10/2015 (c)	1,000,000	991,520
5.00%, 03/12/2015	5,785,000	5,773,245
5.10%, 11/19/2014	3,000,000	3,052,935
5.20%, 08/27/2013	3,500,000	3,594,759
5.20%, 11/20/2014	3,000,000	3,040,527
5.24%, 02/28/2013	3,500,000	3,567,382
5.25%, 09/15/2017 (b)	1,287,622	1,298,889
5.25%, 11/08/2017 (c)	5,000,000	5,023,000
5.30%, 11/13/2015 (c)	5,000,000	5,013,820
5.45%, 02/09/2012 (c)	3,000,000	3,025,686
5.55%, 06/12/2012	3,000,000	3,055,290
5.75%, 10/16/2015	2,000,000	2,002,344
		42,351,709

FHLMC - 22.49%
4.05%, 12/30/2010	2,000,000	2,013,384
4.50%, 05/13/2013	3,000,000	3,000,081
4.50%, 06/12/2013	2,000,000	2,012,428
5.00%, 06/26/2014 (c)	3,000,000	3,008,379
5.00%, 12/15/2036	1,437,391	1,414,229
5.20%, 12/11/2015	2,000,000	2,001,148
5.25%, 10/01/2012	1,500,000	1,500,000
5.375%, 01/09/2014	3,000,000	3,017,619
5.786%, 08/01/2037	964,155	971,509
Pool E01641 , 4.50%, 05/01/2019	967,582	952,740
Pool M80718, 5.00%, 01/01/2009	262,378	265,201
Pool M80765, 5.00%, 08/01/2009	182,489	184,452
Pool G08067 , 5.00%, 07/01/2035	1,955,191	1,907,913
Pool G30284, 5.00%, 02/01/2026	1,465,129	1,444,213
Pool C90779, 5.00%, 01/01/2024	937,091	927,147
Pool 1B1691, 4.613%, 05/01/2034 (a)	1,040,947	1,040,844
Pool G12785, 5.50%, 08/01/2017	1,274,536	1,295,658
Pool 780242, 5.924%, 02/01/2033 (a)	119,499	121,181
Pool 781955, 6.761%, 05/01/2034 (a)	449,219	455,322
Pool 847661, 5.781%, 12/01/2036 (a)	1,592,560	1,554,114
Pool 1N1628, 5.812%, 06/01/2037 (a)	1,454,702	1,481,779
Pool D97199, 6.00%, 02/01/2027	2,123,403	2,157,760
Pool C91000, 6.00%, 11/01/2026	2,751,685	2,796,688
Pool C90580, 6.00%, 09/01/2022	318,208	324,948
Pool G30360, 6.00%, 10/01/2027	2,498,604	2,539,032
Pool 780346, 5.223%, 03/01/2033 (a)	239,197	245,178
Series 3128, 5.00%, 10/15/2027	2,000,000	2,012,590
Series 3187, 5.00%, 02/15/2032	1,486,974	1,487,087
Series 410926, 7.458%, 07/01/2035 (a)	203,080	208,149
Series 410924, 7.627%, 05/01/2035 (a)	146,113	150,637
		42,491,410

FNMA - 39.36%
4.00%, 04/29/2013	2,000,000	$1,990,284
4.00%, 04/30/2018 (a)	2,000,000	1,976,362
4.25%, 02/27/2013 (a)(c)	10,000,000	9,984,560
4.25%, 05/08/2013	2,000,000	2,001,776
4.35%, 05/06/2013	2,000,000	2,003,722
4.375%, 08/22/2013 (c)	10,000,000	9,990,580
4.50%, 06/19/2013	3,000,000	3,017,829
4.75%, 07/11/2013 (c)	6,000,000	6,003,786
6.00%, 05/12/2016	3,000,000	3,039,324
6.00%, 07/10/2018	1,000,000	1,000,874
6.11%, 12/21/2029	2,000,000	1,972,272
Pool 735301, 4.000%, 03/01/2020 (a)	1,837,590	1,758,884
Pool 735529, 4.459%, 08/01/2034 (a)	874,097	879,469
Pool 826046, 4.701%, 07/01/2035 (a)	1,630,642	1,642,133
Pool 002345, 5.00%, 02/01/2018 (a)	598,750	601,562
Pool 357413, 5.00%, 07/01/2018	1,966,920	1,973,699
Pool 257163, 5.00%, 04/01/2028	1,955,688	1,919,704
Pool 843024, 5.141%, 09/01/2035 (a)	842,767	848,180
Pool 254192, 5.50%, 02/01/2022	1,077,466	1,085,026
Pool 255182, 5.50%, 04/01/2024	934,515	938,827
Pool 257164, 5.50%, 02/01/2028	1,942,516	1,946,489
Pool 257239, 5.50%, 06/01/2028	1,976,988	1,981,032
Pool 802854, 5.932%, 12/01/2034 (a)	869,261	889,735
Pool 256651, 6.00%, 03/01/2037	1,012,329	1,017,073
Pool 941676, 6.00%, 05/01/2037	1,858,690	1,867,399
Pool 256752, 6.00%, 06/01/2027	2,364,960	2,404,322
Pool 256890, 6.00%, 09/01/2037	923,776	928,105
Pool 256911, 6.00%, 09/01/2017	1,619,638	1,654,319
Pool 256962, 6.00%, 11/01/2027	1,707,925	1,736,550
Pool 256946, 6.50%, 10/01/2027	1,606,158	1,651,180
Pool 190609, 7.00%, 02/01/2014	145,407	153,915
Pool 754624, 7.175%, 11/01/2033 (a)	161,240	162,062
Pool 851297, 5.816%, 09/01/2035 (a)	1,327,373	1,366,936
Pool 832922, 6.711%, 09/01/2035	109,769	111,206
Series 2008-51, 4.50%, 11/25/2022	1,877,836	1,860,762
		74,359,938

GNMA - 0.91%
Pool 80701, 5.375%, 06/20/2033 (a)	253,252	255,764
Pool 80728, 6.125%, 08/20/2033 (a)	88,596	91,212
Pool 80825, 5.50%, 02/20/2034 (a)	142,611	144,613
Pool 80965, 5.625%, 07/20/2034 (a)	551,564	557,362
Series 2003-110, 5.00%, 05/20/2029	666,736	673,882
		1,722,833

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $177,967,913)		178,351,997

ASSET BACKED SECURITIES - 12.86%
Next Student Master Trust I Series 2007-1, Class A-12	4,300,000	4,300,000
3.97%, 09/01/2042 (a)(b)(d)(f)
(Acquired 01/30/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	5,000,000
4.11%, 09/01/2042 (a)(b)(d)(f)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	15,000,000
4.11%, 09/01/2042 (a)(b)(d)(f)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,300,000)		24,300,000

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 5.35%
Investment Companies - 0.81%
Morgan Stanley Institutional Liquidity Fund Prime Portfolio	1,531,218	1,531,218
		1,531,218

Money Market Funds - 4.20%
Reserve Primary Fund 12 - 2.70%(a)(b)(f)	7,493,429	7,493,429
Reserve U.S. Government Fund - 2.26%(a)	435,457	435,457
		7,928,886
U.S. Treasury Obligations - 0.34%
U.S. Treasury Bill
Due 12/26/2008 (e)	$650,000	648,983

TOTAL SHORT TERM INVESTMENTS (Cost $10,107,154)		10,109,087
Total Investments (Cost $222,375,067) - 117.89%		222,761,084
Liabilities in Excess of Other Assets, Net (17.89%)		(33,803,440)
TOTAL NET ASSETS - 100.00%		$188,957,644

Footnotes
The following information for the Funds is presented on an income tax basis as of September 30, 2008:
	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	Depreciation	Gain/(Loss)
	222,375,067	1,071,466	(685,449)	386,017
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.
*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the
Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the
Notes to Financial Statements section in the Fund's most recent annual report.

Percentages are stated as a percent of net assets.
(a)				Variable rate securities, the coupon rate shown is the effective interest rate as of September 30, 2008.
(b)				Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at September 30, 2008 is $43,092,318, which represents 22.81% of total net assets.
(c)				Collateral for securities sold subject to repurchase.
(d)				Restricted security under Rule 144A of the Securities Act of 1933.
(e)				Securities held on deposit in a segregated account, with a market value of $607,500 as of September 30, 2008.
The margin account is held as collateral for future positions.
(f)				Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of September 30, 2008 the value of these investments was $41,793,429 or 22.12% of total net assets.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2008:

Description			Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices			$ 1,966,675	$ 51,284,375
Level 2 - Other significant observable inputs			177,702,091	36,636,895
Level 3 - Significant unobservable inputs			43,092,318	—
Total			$ 222,761,084	$ 87,921,270

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

			Investments in Securities	Other Financial Instruments
Balance as of 12/31/07			$ 15,000,000	$ —
Accrued discounts/premiums			—	—
Realized gain (loss)			—	—
Change in unrealized appreciation (depreciation)			—	—
Net purchase (sales)			20,598,889	—
Transfers in and/or out of Level 3			7,493,429	—
Balance as of 09/30/08			$ 43,092,318	$ —

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Reverse Repurchase Agreements
September 30, 2008 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	3.50%	9/25/2008	10/24/2008	$ 36,615,523	$ 36,636,895
				$ 36,615,523	$ 36,636,895

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Short Futures Contracts
September 30, 2008 (Unaudited)

Number		Unrealized
of Contracts		(Depreciation)

75	U.S. Treasury 10-Year Note Futures Contract
	Expiring December 2008 (Underlying Face Amount at Market Value $8,596,875)	95,938
200	U.S. Treasury 2-Year Note Futures Contract
	Expiring December 2008 (Underlying Face Amount at Market Value $42,687,500)	(3,625)

As of September 30, 2008, initial margin deposits of $607,500 have been pledged in connection with the open short futures contracts.

The accompanying notes are an integral part of these financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    WY Funds

By (Signature and Title)    /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date    11/23/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/Mitchell York
Mitchell York, President/Principal Executive Officer

Date    11/23/2008

By (Signature and Title)    /s/M. Brent Wertz
M. Brent Wertz, Treasurer/Principal Financial Officer

Date    11/24/2008